Share based Payments - Schedule of outstanding options common shares (Detail)		12 Months Ended
	May 14, 2023 $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding		75,000	1,455,625	913,125	2,030,125
Options exercisable		75,000
Exercise price, share options granted | $ / shares	$ 16		$ 16
January 20, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding		62,500
Options exercisable		62,500
Exercise price, share options granted | $ / shares		$ 16
May 11, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding		12,500
Options exercisable		12,500
Exercise price, share options granted | $ / shares		$ 16